Convertible Preferred Stock and Stockholders' Deficit - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Unvested Shares Held By Sponsors	300,000	0
Total	21,709,661	32,543,695
Earn Out Shares [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Earn-Out shares	5,000,000	0
Public Warrants Issued and Outstanding
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Warrants Issued And Outstanding	5,833,333	0
Private Placement Warrants Issued and Outstanding
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Warrants Issued And Outstanding	181,667	0
Redeemable Convertible Preferred Stock [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants	0	28,453,228
Stock Options Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants	4,193,321	3,887,038
Preferred Stock Warrants Issued And Outstanding [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants	0	70,455
Authorized For Future Stock Awards Or Option Grants [Member]
Disclosure Of Common Stock Shares Reserved For Future Issuance Line Items [Line Items]
Authorized for future stock awards or option grants	6,201,340	132,974